Office Equipment, Net	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Office Equipment, Net

8. Office Equipment, Net

As of September 30, 2025 and 2024, office equipment, net, consisted of the following:

	As of September 30,
	2025	2024

Office equipment, gross	$5,456	$5,465
Less: accumulated depreciation	(3,424)	(1,954)
Office equipment, net	$2,032	$3,511

Depreciation expense was $1,471, $1,468 and $474 for the years ended September 30, 2025, 2024 and 2023, respectively.